Accumulated other comprehensive income	3 Months Ended
Jun. 30, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q12 (CHF million)

Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)

Increase/(decrease)	1	930	(37)	4	0	898

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	0	0	(10)	42	(14)	18

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

1Q12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	(1)	(939)	185	31	0	(724)

Increase/(decrease) due to equity method investments	15	0	0	0	0	15

Reclassification adjustments, included in net income	0	1	(1)	42	(22)	20

Balance at end of period	(52)	(12,716)	283	(3,678)	340	(15,823)

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	0	(9)	148	35	0	174

Increase/(decrease) due to equity method investments	10	0	0	0	0	10

Reclassification adjustments, included in net income	0	1	(11)	84	(36)	38

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)